Summary of Business and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2014
Summary Of Business And Basis Of Presentation Tables
Summary of Business and Basis of Presentation

Property and equipment is recorded at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method based on the estimated useful lives of the assets as follows:

Servers, computers and other related equipment	3 years

Office furniture and equipment	3-5 years

Leasehold improvements	Shorter of the estimated useful life of 5 years or the lease term